Pay vs Performance Disclosure	12 Months Ended				48 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table for 2025

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Summary Compensation Actually Paid to Non-PEO NEOs(4)	TSR (5)	Peer Group TSR(6)	Net Income (7) (thousands)	Core Return on Average Assets (8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$4,399,936	$4,760,331	$1,179,392	$1,244,790	$90.3	$123.6	$80,443	0.87%
2024	3,801,528	3,906,078	1,063,366	1,080,389	128.6	153.5	73,793	0.78
2023	3,509,048	3,189,968	1,048,246	1,001,064	97.9	124.5	87,003	0.93
2022	4,006,115	2,703,464	1,255,457	1,041,643	99.8	113.4	125,211	1.47

(1)

The dollar amounts reported in column (b) are the amounts of total compensation reported for Frank Sorrentino III (our Chairman and CEO) for each corresponding year in the “Total” column of the “Summary Compensation Table for 2025.”

(2)

The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Sorrentino, as computed in accordance with Item 402(v) of SEC Regulation S-K. The dollar amounts reported do not reflect the actual amount of compensation earned by or paid to Mr. Sorrentino during the applicable year. In accordance with the requirements of Item 402(v) of SEC Regulation S-K, the following adjustments were made to Mr. Sorrentino total compensation for each year to determine the compensation actually paid to Mr. Sorrentino:

PEO Total Compensation Amount	$ 4,399,936	$ 3,801,528	$ 3,509,048	$ 4,006,115
PEO Actually Paid Compensation Amount	$ 4,760,331	3,906,078	3,189,968	2,703,464
Adjustment To PEO Compensation, Footnote
2025
Summary Compensation Table Total:	$4,399,936
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table:	(1,674,001)
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding:	1,828,085
Addition of change in fair value at FY end versus prior FY end for awards granted in a prior FY that remained outstanding:	288,855
Addition of change in fair value at vesting date versus prior FY end for awards granted in a prior FY that vested during the FY:	46,499
Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table:	(423,651)
Addition of service costs and prior service costs:	294,608
Compensation Actually Paid (CAP)	$4,760,331

(3)

The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s Named Executed Officers (“NEOs”) as a group (excluding Mr. Sorrentino) in the “Total” column of the “Summary Compensation Table for 2024” in each applicable year. The names of the NEOs (excluding Mr. Sorrentino) included for the purpose of calculating the average amounts in each applicable year are William S. Burns, Elizabeth Magennis, Laura Criscione and Michael O’Malley for 2024, William S. Burns, Elizabeth Magennis, Christopher Ewing, Mark Zurlini and Sharif Alexandre for 2023; William S. Burns, Elizabeth Magennis, Christopher Ewing and Michael O’Malley for 2022.

(4)

The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Sorrentino), as computed in accordance with Item 402(v) of SEC Regulation S-K. The names of the NEOs (excluding Mr. Sorrentino) included for the purpose of calculating the average amounts in each applicable year are William S. Burns, Elizabeth Magennis, Laura Criscione and Michael O’Malley for 2024, William S. Burns, Elizabeth Magennis, Christopher Ewing, Mark Zurlini and Sharif Alexandre for 2023; William S. Burns, Elizabeth Magennis, Christopher Ewing and Michael O’Malley for 2022. The dollar amounts reported do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Sorrentino) during the applicable year. In accordance with the requirements of Item 402(v) of SEC Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Sorrentino) for each year to determine the compensation actually paid, using the same methodology described above in footnote (2):

Non-PEO NEO Average Total Compensation Amount	$ 1,179,392	1,063,366	1,048,246	1,255,457
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,244,790	1,080,389	1,001,064	1,041,643
Adjustment to Non-PEO NEO Compensation Footnote
2025
Summary Compensation Table Total:	$1,179,392
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table:	(316,350)
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding:	345,468
Addition of change in fair value at FY end versus prior FY end for awards granted in a prior FY that remained outstanding:	53,935
Addition of change in fair value at vesting date versus prior FY end for awards granted in a prior FY that vested during the FY:	8,473
Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table:	(31,410)
Addition of service costs and prior service costs:	5,282
Compensation Actually Paid (CAP)	$1,244,790

(5)

Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period (determined in accordance with Item 402(v) of SEC Regulation S-K), assuming dividend reinvestment, and the difference between the Company’s common share price at the end and the beginning of the measurement period by the Company’s common share price at the beginning of the measurement period.

(6)

Represents the weighted peer group cumulative TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each measurement period for which a return is indicated. The peer group used for this purpose is the Company’s peer group as defined in the section captioned “EXECUTIVE COMPENSATION – Compensation Discussion and Analysis.” The same financial services holding companies were included in the Company’s Compensation Peer Group disclosed in the section captioned “EXECUTIVE COMPENSATION – Compensation Discussion and Analysis” in the Company’s Proxy Statement for each of the 2025 Annual Meeting and the 2024 Annual Meeting of Shareholders.

(7)	The dollar amounts reported represent the amount of net income (in thousands) reflected in the Company’s audited consolidated financial statements for the applicable year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
(8)

While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, we have determined that Core Return on Average Assets (“Core ROAA”) is the financial performance measure that, in Company's opinion, represents the most important performance measure (that is not otherwise required to be disclosed in this table) we used to link compensation actually paid to the Company’s NEOs for the most recently completed fiscal year to the Company's performance. Core ROAA is defined as core income as a percentage of average assets. Core income is defined as net income after taxes and before extraordinary items, less net income attributable to noncontrolling interest, gain on sale of held-to-maturity and available-for-sale securities, amortization of intangibles, goodwill and nonrecurring items. Examples of nonrecurring items include, but are not limited to, merger charges, loss on debt extinguishment, and losses on branch closures. Our Compensation Committee believes Core ROAA is the most comprehensive and consistent measure of profitability and the least likely to be impacted by items that can conflict with optimal performance. Set forth below are the most important financial performance measures we used to link compensation actually paid to the CEO and Other NEOs to our performance for the year ended December 31, 2025:

i.	● Core ROAA
ii.	● Efficiency Ratio
iii.	● Attainment of a target tangible book value per share.
iv.	● Pretax, pre-provision for loan losses, net revenue

43

Total Shareholder Return Amount	$ 90.3	128.6	97.9	99.8
Peer Group Total Shareholder Return Amount		153.5	124.5	113.4
Net Income (Loss)	$ 80,443,000	$ 73,793,000	$ 87,003,000	$ 125,211,000
Company Selected Measure Amount	0.0087	0.0078	0.0093	0.0147
PEO Name					Frank Sorrentino III
Measure:: 1
Pay vs Performance Disclosure
Name	Core ROAA
Measure:: 2
Pay vs Performance Disclosure
Name	Efficiency Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Attainment of a target tangible book value per share.
Measure:: 4
Pay vs Performance Disclosure
Name	Pretax, pre-provision for loan losses, net revenue
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (423,651)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	294,608
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,674,001)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,828,085
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	288,855
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,499
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(31,410)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,282
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(316,350)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	345,468
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	53,935
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 8,473